Rule 497(e)
                                                 File Nos. 33-69686 and 811-8064


                             The Montgomery Funds II

                                    (Class R)

                      Supplement dated May 22, 2000 to the
                        Prospectuses dated April 6, 2000

Portfolio Manager:

Effective May 31, 2000, the Montgomery Growth Fund will be managed by Andrew Pratt. Also effective May 31, 2000, the Montgomery U.S. Emerging Growth Fund will be managed by Kathryn Peters, who is currently a co-manager of the Fund. John Boich and Oscar Castro, who are currently members of the management team on the Montgomery Global 20 Fund, will assume primary responsibility for the management of the Fund. The Montgomery Balanced Fund will remain a fund-of-funds investing in the Montgomery Growth, Equity Income, Total Return Bond and Government Money Market Funds. Please refer to the Prospectus for the investment backgrounds of Kathryn Peters, John Boich and Oscar Castro; and those of the portfolio managers for the underlying funds in the Montgomery Balanced Fund. The investment background of Andrew Pratt is set forth below:

Andrew Pratt, CFA, Portfolio Manager
|X| Montgomery Growth Fund (1993-1999, since 2000)
Mr. Pratt joined Montgomery in 1993 as part of the Growth Equity team responsible for managing the Montgomery Growth and U.S. Emerging Growth Funds. More recently, he has been managing core U.S. equity portfolios for institutional clients. Prior to joining Montgomery, Mr. Pratt was at Hewlett-Packard Company, where, as an equity analyst, he managed a portfolio of small-cap technology companies and researched private placement and venture capital investments. Previously, he worked in the Capital Markets Group at Fidelity Investments in Boston. Mr. Pratt holds a Bachelor of Arts degree from University of Wisconsin and a Master of Science in Finance from Boston College. He is a chartered financial analyst.

Redemption Fees:

Effective  June 30, 2000,  the  Montgomery  Growth  Fund,  the  Montgomery  U.S.
Emerging  Growth Fund,  the Montgomery  Small Cap Fund, the Montgomery  Balanced
Fund, the Montgomery Global Opportunities Fund, the Montgomery Global 20 Fund, the Montgomery Global Long-Short Fund, the Montgomery Global Communications
Fund, the Montgomery  Emerging  Markets Fund,  the Montgomery  Emerging  Markets
Focus Fund, and the Montgomery Asia Fund will each charge a redemption fee of 2% on shares held for less than 3 months. For the following Funds that already impose a redemption fee, the 2% redemption fee is an adjustment to the redemption fee feature currently in place for each of those Funds as summarized below:

                                                                     Rule 497(e)
                                                 File Nos. 33-69686 and 811-8064
--------------------------------- ---------------------------------------- -----------------------------------------
Fund                              Current Redemption Fee Feature           New Redemption Fee Feature
--------------------------------- ---------------------------------------- -----------------------------------------
Global Long-Short                 2% for one year                          2% for three months
--------------------------------- ---------------------------------------- -----------------------------------------
Emerging Markets Focus            1% for one year                          2% for three months
--------------------------------- ---------------------------------------- -----------------------------------------
Emerging Asia                     2% for six months                        2% for three months
--------------------------------- ---------------------------------------- -----------------------------------------

The new 2% redemption fee applies to all existing and subsequent investments and is intended to compensate each Fund for the increased expenses to longer-term shareholders and the disruptive effect on that Fund's portfolio caused by short-term investments. The redemption fee will be assessed on the net asset value of the shares redeemed and will be deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund will retain the fee charged.

Principal Strategy:

Effective July 1, 2000, the Montgomery Government Money Market Fund may invest up to 5% of its total assets in corporate debt securities. The Fund will continue to seek to provide shareholders with current income consistent with liquidity and the preservation of capital.

                                                                     Rule 497(e)
                                                 File Nos. 33-69686 and 811-8064


                             The Montgomery Funds II

                                    (Class P)

                      Supplement dated May 22, 2000 to the
                         Prospectus dated April 6, 2000

Portfolio Manager:

Effective May 31, 2000, the Montgomery Growth Fund will be managed by Andrew Pratt. Also effective May 31, 2000, John Boich and Oscar Castro, who are currently members of the management team on the Montgomery Global 20 Fund, will assume primary responsibility for the management of the Fund. The Montgomery Balanced Fund will remain a fund-of-funds investing in the Montgomery Growth, Equity Income, Total Return Bond and Government Money Market Funds. Please refer to the Prospectus for the investment backgrounds of John Boich and Oscar Castro, and those of the portfolio managers for the underlying funds in the Montgomery Balanced Fund. The investment background of Andrew Pratt is set forth below:

Andrew Pratt, CFA, Portfolio Manager
|X| Montgomery Growth Fund (1993-1999, since 2000)
Mr. Pratt joined Montgomery in 1993 as part of the Growth Equity team responsible for managing the Montgomery Growth and U.S. Emerging Growth Funds. More recently, he has been managing core U.S. equity portfolios for institutional clients. Prior to joining Montgomery, Mr. Pratt was at Hewlett-Packard Company, where, as an equity analyst, he managed a portfolio of small-cap technology companies and researched private placement and venture capital investments. Previously, he worked in the Capital Markets Group at Fidelity Investments in Boston. Mr. Pratt holds a Bachelor of Arts degree from University of Wisconsin and a Master of Science in Finance from Boston College. He is a chartered financial analyst.

Redemption Fees:

Effective June 30, 2000, the Montgomery Growth Fund, the Montgomery Small Cap Fund, the Montgomery Balanced Fund, the Montgomery Global 20 Fund, and the Montgomery Emerging Markets Fund will each charge a redemption fee of 2% on shares held for less than 3 months. The fee applies to all existing and subsequent investments and is intended to compensate each Fund for the increased expenses to longer-term shareholders and the disruptive effect on that Fund's portfolio caused by short-term investments. The redemption fee will be assessed on the net asset value of the shares redeemed and will be deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund will retain the fee charged.

                                                                     Rule 497(e)
                                                 File Nos. 33-69686 and 811-8064

Investment Strategy:

Effective July 1, 2000, the Montgomery Government Money Market Fund may invest up to 5% of its total assets in corporate debt securities. The Fund will continue to seek to provide shareholders with current income consistent with liquidity and the preservation of capital.